Intangible Assets - Carrying Value Of The Goodwill Allocated To The Air Transport Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 488,925	$ 505,507	$ 513,803
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	308,033	308,033
Routes [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	29,707	31,911	34,299
Routes [member] | Passenger operations [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	23,463	23,463
Trademarks 1 [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 3,938	$ 3,938	$ 3,959